SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash		$ 676,588	$ 933,826	$ 1,094,269
Loans receivable		3,515,050	1,000,000
Total current assets		23,488,147	19,940,088
Non-current assets:
Non-current loans receivable		29,877,077	3,515,050
Total non-current assets		37,280,686	7,894,403
Total Assets		60,768,833	27,834,491
Current Liabilities
Other payables and other current liabilities		1,427,481	963,789
Total current liabilities		20,352,763	16,946,870
Total Liabilities		23,593,003	20,020,097
Commitment and Contingencies
SHAREHOLDER’S EQUITY
Ordinary Shares Value	[1]		1,875
Subscription receivables		(1,699)	(1,699)
Additional paid-in capital		36,819,401	6,831,401
Statutory reserves		800,096	800,096
(Deficit)/retained earnings		(56,525)	525,406
Accumulated other comprehensive loss		(333,180)	(279,104)
Total shareholders’ equity of the Company		37,241,968	7,877,975
Total Liabilities and Equity		60,768,833	27,834,491
Common Class A [Member]
SHAREHOLDER’S EQUITY
Ordinary Shares Value	[1]	12,331
Common Class B [Member]
SHAREHOLDER’S EQUITY
Ordinary Shares Value	[1]	1,544
Related Party [Member]
SHAREHOLDER’S EQUITY
(Deficit)/retained earnings		(68,242)	(66,874)
Accumulated other comprehensive loss		2,104	3,293
Parent Company [Member]
Current assets:
Cash		332,079	595
Loans receivable		3,515,050	1,000,000
Total current assets		34,102,448	1,151,098
Non-current assets:
Non-current loans receivable			3,515,050
Investment in subsidiaries		3,749,620	3,716,927
Total non-current assets		3,749,620	7,231,977
Total Assets		37,852,068	8,383,075
Current Liabilities
Other payables and other current liabilities		610,100	505,100
Total current liabilities		610,100	505,100
Total Liabilities		610,100	505,100
Commitment and Contingencies
SHAREHOLDER’S EQUITY
Ordinary Shares Value	[2]		1,875
Subscription receivables		(1,699)	(1,699)
Additional paid-in capital		36,819,401	6,831,401
Statutory reserves		800,096	800,096
(Deficit)/retained earnings		(56,525)	525,406
Accumulated other comprehensive loss		(333,180)	(279,104)
Total shareholders’ equity of the Company		37,241,968	7,877,975
Total Liabilities and Equity		37,852,068	8,383,075
Parent Company [Member] | Common Class A [Member]
SHAREHOLDER’S EQUITY
Ordinary Shares Value	[2]	12,331
Parent Company [Member] | Common Class B [Member]
SHAREHOLDER’S EQUITY
Ordinary Shares Value	[2]	1,544
Parent Company [Member] | Related Party [Member]
Current assets:
Other receivables	[3]	30,000,000
Parent Company [Member] | Nonrelated Party [Member]
Current assets:
Other receivables		$ 255,319	$ 150,503

[1]	The shares data are presented on a retroactive basis to reflect the 100 to 1 share consolidation (Note 15).
[2]	The shares data are presented on a retroactive basis to reflect the 100 to 1 share consolidation (Note 15).
[3]	On December 25, 2025, WFOE received aggregate proceeds of RMB 210 million (approximately $29.9 million) from the private placement (Note 15).